Segment Information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segment Information
35.	Segment Information
The Group’s operating segments are as follows:

Details	Business service
ICT	Mobile/fixed line telecommunication service and convergence business, B2B business and others
Finance	Credit card business
Satellite TV	Satellite TV business
Real estate	Residential building development and supply
Others	Cable television service , IT, facility security and global business, and others
Details of each segment for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020
( i n millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT	￦	18,275,765	￦	809,741	￦	3,233,878
Finance		3,344,286		101,825		41,693
Satellite TV		668,320		64,627		58,181
Real estate		543,587		76,431		56,205
Others		5,780,960		122,546		328,165

		28,612,918		1,175,170		3,718,122
Elimination		(4,172,271)		(152,837)		(83,838)

Consolidated amount	￦	24,440,647	￦	1,022,333	￦	3,634,284

	2021
( i n millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT	￦	18,734,342	￦	1,170,920	￦	3,217,643
Finance		3,526,743		104,511		46,223
Satellite TV		665,081		61,398		60,980
Real estate		336,218		27,498		60,459
Others		6,474,858		390,903		327,202

		29,737,242		1,755,230		3,712,507
Elimination		(4,531,583)		(55,833)		(104,869)

Consolidated amount	￦	25,205,659	￦	1,699,397	￦	3,607,638

	2022
( i n millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT	￦	18,697,269	￦	1,347,405	￦	3,105,807
Finance		3,615,307		119,805		47,638
Satellite TV		709,160		19,797		58,413
Real estate		474,954		113,134		65,457
Others		7,960,143		473,276		575,035

		31,456,833		2,073,417		3,852,350
Elimination		(5,222,627)		(105,260)		(196,471)

Consolidated amount	￦	26,234,206	￦	1,968,157	￦	3,655,879

1	Sum of the amortization of tangible assets, intangible assets, investment properties, and right-of-use assets.
For the year ended December 31, 2022, the Group changed certain operating segments for efficient business operation, and comparative information on the relevant segments was restated as the changed operating segments.
Operating revenues for the years ended December 31, 2020, 2021 and 2022 and non-current assets as at December 31, 2021 and 2022 by geographical regions, are as follows:

(In millions of Korean won)	Operating revenues						Non-current assets 1
Location	2020		2021		2022		2021.12.31		2022.12.31
Domestic	￦	24,368,729	￦	25,114,719	￦	26,074,349	￦	20,627,543	￦	20,845,214
Overseas		71,918		90,940		159,857		253,638		270,490

Total	￦	24,440,647	￦	25,205,659	￦	26,234,206	￦	20,881,181	￦	21,115,704

1	Non-current assets include property and equipment, intangible assets, investment properties and right-of-use assets.